Company's Operations - Cancellation of shares and new share buyback program (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		6 Months Ended
	Jan. 26, 2024	Jun. 30, 2024	Feb. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
Company's Operations [Line Items]
Treasury shares cancelled
Treasury shares		1,304,843		R$ 1,484,014	R$ 2,120,324
Treasury shares
Company's Operations [Line Items]
Treasury shares cancelled		R$ 853,725
Treasury shares	R$ 9,269,281
Quantity			1,304,117,615
Treasury shares cancelled
Company's Operations [Line Items]
Average price of common shares	R$ 42.69
Treasury shares cancelled	R$ 853,725
Exercised	40,000,000
Period for shares to be held as treasury shares	18 months